Voya Global Perspectives Portfolio Expense Example - Voya Global Perspectives Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 111
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	780
Expense Example, with Redemption, 10 Years	1,755
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	1,101
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	626
Expense Example, with Redemption, 10 Years	$ 1,391